December 5, 2023

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   Calamos ETF Trust (the “Trust”) (File Nos. 333-191151 and 811-22887)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive forms of the Trust’s Prospectus and Statement of Additional Information related to its series, Calamos Antetokounmpo Global Sustainable Equities ETF, each dated December 1, 2023, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in the Trust’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on November 21, 2023.

If you have any questions concerning this filing, please call me at (630) 245-1105.

Sincerely,

/s/ Susan L. Schoenberger
Susan L. Schoenberger, Esq.
Assistant Secretary of the Trust

cc:	John P. Calamos, Sr.
Erik D. Ojala, Esq.
Paulita Pike, Esq., Ropes & Gray LLP
Rita Rubin, Esq., Ropes & Gray LLP